Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	$600,000	$708,420
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	240,852
5.00%, 7/1/36	A	400,000	483,232
5.00%, 7/1/33	A	200,000	243,756

			1,676,260
Indiana (1.6%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	1,500,000	1,828,230

			1,828,230
Ohio (91.7%)
Allen Cnty., Hosp. Fac. Rev. Bonds
(Catholic Hlth. Care), Ser. A, U.S. Govt. Coll., 5.25%, 6/1/38 (Prerefunded 6/1/20)	A2	1,000,000	1,030,100
5.00%, 8/1/21	A+	400,000	427,960
Ser. A, 4.00%, 8/1/38	A+	1,370,000	1,525,659
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,173,250
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	965,639
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	794,196
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,166,160
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,502,235
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	582,575
5.00%, 12/1/42	AA	350,000	409,717
5.00%, 12/1/37	AA	100,000	117,909
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	551,160
Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	536,695
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	590,165
Cleveland, Arpt. Sys. VRDN Ser. D, 1.34%, 1/1/24	A-1+	1,000,000	1,000,000
Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	764,328
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA	300,000	376,752
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA	1,000,000	1,261,430
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/32	AA	500,000	630,715
(Impt. Bridges), 4.00%, 10/1/29	AA	300,000	349,869
(Impt. Bridges), 4.00%, 10/1/28	AA	400,000	468,628
Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,819,276
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	864,494
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,671,440
Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,608,285
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	588,010
5.00%, 11/15/36	Aa3	435,000	516,332
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,136,260
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	821,163
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. D, 5.00%, 8/1/32	Aa2	750,000	825,158
Cuyahoga Cnty., COP, (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,442,775
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,787,006
5.00%, 1/1/37	A	400,000	503,560
5.00%, 1/1/34	A	300,000	381,381
Cuyahoga, Rev. Bonds, (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	286,573
5.00%, 12/1/25	AA-	100,000	115,253
Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	865,845
Fairview Park City School Dist. G.O. Bonds, 5.00%, 12/1/42	Aa2	1,000,000	1,117,150
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,924,024
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,100,000	1,138,214
5.00%, 11/15/44	BBB+/F	1,000,000	1,113,830
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	561,145
4.00%, 11/1/38	Aa2	300,000	337,455
Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	959,850
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	558,115
Hamilton Cnty., Hosp. Fac. Rev. Bonds, (TriHealth, Inc. Oblig. Group), Ser. A, 5.00%, 8/15/42	A+	970,000	1,156,424
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A1	3,000,000	2,780,550
zero %, 12/1/22	A1	500,000	478,990
Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,205,840
Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	545,000	567,656
JobsOhio Beverage Syst. Rev. Bonds, (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	774,375
Kent State U. Rev. Bonds, (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,226,320
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	2,082,935
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	180,000	180,616
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	573,785
4.00%, 11/1/34	Aa2	430,000	494,835
4.00%, 11/1/33	Aa2	375,000	434,415
4.00%, 11/1/32	Aa2	225,000	262,181
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/30	A	750,000	843,203
Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	746,466
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	693,271
Miami Cnty., Hosp. Fac. Rev. Bonds, (Kettering Hlth. Network Oblig. Group), 5.00%, 8/1/39	A+	1,000,000	1,217,610
Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	600,175
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,200,000	1,293,876
Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	201,922
Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	541,855
Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	544,055
New Albany, Plain Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,530,752
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,339,780
Northeastern Local School Dist. Clark Cnty., G.O. Bonds, AGM, 4.00%, 12/1/34	AA	790,000	912,474
OH Hsg. Fin. Agcy. Rev. Bonds, (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5.00%, 11/1/28	Aaa	50,000	50,298
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,315,000	2,477,745
OH State Rev. Bonds, (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,451,563
OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	1,000,000	1,009,490
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa2	370,000	380,922
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa2	630,000	650,009
5.25%, 12/1/48	BB	250,000	278,633
(Kenyon College), 5.00%, 7/1/44	A	1,305,000	1,341,631
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,204,530
(Xavier U.), 5.00%, 5/1/40	A3	750,000	764,625
(U. of Findlay (The)), 5.00%, 3/1/39	BBB-	500,000	578,825
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	737,334
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	339,304
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,168,030
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,444,750
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	862,845
OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	Aa3	350,000	394,566
5.00%, 2/15/48	Aa3	1,250,000	1,373,875
OH State U. Rev. Bonds, Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,171,000
OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/34	Aaa	750,000	918,143
OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,135,757
5.00%, 12/1/42	Aa3	500,000	541,535
Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,534,035
Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	587,345
Revere, Local School Dist. G.O. Bonds, (School Fac. Impt.), Ser. C
4.00%, 12/1/33	Aa1	270,000	312,652
4.00%, 12/1/31	Aa1	1,000,000	1,167,020
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,165,000	1,495,161
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,200,808
5.00%, 2/15/32	A3	865,000	1,019,688
Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	843,390
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	606,870
Toledo-Lucas Cnty., Port Auth. FRB, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	1,900,000	2,096,327
U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	587,455
5.00%, 1/1/28	A1	1,000,000	1,151,800
U. of Cincinnati Rev. Bonds, Ser. A, 5.00%, 6/1/31	Aa3	500,000	547,015
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	575,835
5.00%, 7/1/39	A	1,000,000	1,129,280
Willoughby-Eastlake, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/46	A1	1,000,000	1,168,150
Youngstown State U. Rev. Bonds, 5.00%, 12/15/25	A+	500,000	531,085

			101,681,423
Puerto Rico (0.2%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/43	BBB/P	224,146	163,066
zero %, 8/1/43	BBB/P	73,809	10,149

			173,215
South Carolina (0.7%)
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.944%, 10/1/31	A1	750,000	750,173

			750,173
Washington (2.4%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA+	2,600,000	2,614,529

			2,614,529
TOTAL INVESTMENTS

Total investments (cost $101,436,679)			$108,723,830

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $110,862,386.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	19.7%
	Local debt	19.2
	Education	18.0
	Utilities	11.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$108,723,830	$—

Totals by level	$—	$108,723,830	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com